Document and Entity Information	Jan. 07, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	TENET HEALTHCARE CORP
Amendment Flag	true
Entity Central Index Key	0000070318
Document Type	8-K/A
Document Period End Date	Jan. 07, 2021
Entity Incorporation State Country Code	NV
Entity File Number	1-7293
Entity Tax Identification Number	95-2557091
Entity Address, Address Line One	14201 Dallas Parkway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(469)
Local Phone Number	893-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 8, 2021, Tenet Healthcare Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report that the Company’s Board of Directors (the “Board”) appointed Admiral Cecil D. Haney to the Board, effective on January 7, 2021. Admiral Haney had not yet been appointed to serve on any committees of the Board as of the Original Report. The Company is filing this amendment to the Original Report to report that, on February 24, 2021, the Board appointed Admiral Haney to serve as a member of the Board’s Audit Committee and Nominating and Corporate Governance Committee, effective immediately.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.05 par value
Trading Symbol	THC
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Senior Notes due 2031
Trading Symbol	THC31
Security Exchange Name	NYSE